COMMITMENTS AND CONTINGENCIES (Details Narrative)					1 Months Ended				5 Months Ended		6 Months Ended	12 Months Ended
	May 12, 2026 USD ($)	May 12, 2026 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Oct. 31, 2025 USD ($)	Oct. 31, 2025 CNY (¥)	Jul. 31, 2024 USD ($)	Jul. 31, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Mar. 31, 2026 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)
Subsequent Event [Line Items]
Legal fees							$ 25,077	¥ 172,980
Wages									$ 9,270	¥ 63,941
Compensation value													$ 5,219	¥ 36,000	$ 3,458	¥ 23,850
Litigation settlement expense					$ 7,703	¥ 54,837					$ 52,532	$ 24,459
Salary payments			$ 4,408	¥ 30,409
Year end bonus			5,219	36,000
Double wage difference			$ 3,930	¥ 27,103
Subsequent Event [Member]
Subsequent Event [Line Items]
Compensation value	$ 21,311	¥ 147,000